Other general administrative expenses - Number of Offices (Details) - Office	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Number of offices	13,697	12,235
Banco Popular Espanol, S.A.
Disclosure of geographical areas [line items]
Number of offices	1,777
Spain
Disclosure of geographical areas [line items]
Number of offices	4,681	2,911
Group
Disclosure of geographical areas [line items]
Number of offices	9,016	9,324